Change in prior year presentation (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections and prior period adjustments

The following table summarizes the reclassification:

	For the years ended December 31
	As previously reported		As reclassified
	2023	2024	2023	2024
	S$	S$	S$	US$
Professional fees	-	-	(235,595)	(621,563)
Other expenses	(692,421)	(1,430,534)	(456,826)	(808,971)